Selected Balance Sheet Elements (Details - Intangible Assets, Net) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 798,125	$ 693,385
Finite-Lived Intangible Assets, Accumulated Amortization	63,560	28,891
Finite-Lived Intangible Assets, Net	734,565	664,494
Curriculum Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	693,385	693,385
Finite-Lived Intangible Assets, Accumulated Amortization	63,560	28,891
Finite-Lived Intangible Assets, Net	629,825	664,494
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	95,000
Finite-Lived Intangible Assets, Accumulated Amortization
Finite-Lived Intangible Assets, Net	95,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,740
Finite-Lived Intangible Assets, Accumulated Amortization
Finite-Lived Intangible Assets, Net	$ 9,740